Cover	Nov. 01, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (the “Form 8-K”) of Lomond Therapeutics Holdings, Inc. (the “Company”) originally filed by the Company on November 7, 2024 is being filed solely for the purpose of supplementing the historical financial statements and pro forma combined financial information provided under Items 9.01(a) and 9.01(b) in the Form 8-K to include the unaudited financial statements of Lomond Operating Co. (formerly known as Lomond Therapeutics, Inc.) as of prior to the Merger (“Legacy Lomond”) as of and for the nine months ended September 30, 2024, and the related Management’s Discussion and Analysis of Financial Condition and Results of Operations of Legacy Lomond for the nine months ended September 30, 2024. This Amendment No. 1 does not amend any other item of the Form 8-K or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Form 8-K.
Document Period End Date	Nov. 01, 2024
Entity File Number	000-56377
Entity Registrant Name	Lomond Therapeutics Holdings, Inc.
Entity Central Index Key	0001900520
Entity Tax Identification Number	87-2959575
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8 The Green Ste 8490
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	212
Local Phone Number	739-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false